Debt Issued - Short-term Bonds December 31, 2018 (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 CLP ($)
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 2,998
Annual issue rate	1.85%
Issue date	Feb. 06, 2018
Maturity date	May 08, 2018
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 2,998
Annual issue rate	1.93%
Issue date	Feb. 06, 2018
Maturity date	Jun. 08, 2018
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 2,998
Annual issue rate	1.98%
Issue date	Feb. 06, 2018
Maturity date	Jul. 09, 2018
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 2,998
Annual issue rate	2.05%
Issue date	Feb. 06, 2018
Maturity date	Aug. 06, 2018
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 2,998
Annual issue rate	2.05%
Issue date	Feb. 06, 2018
Maturity date	Aug. 08, 2018
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 29,716
Annual issue rate	2.25%
Issue date	Feb. 28, 2018
Maturity date	Jun. 28, 2018
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 1,723
Annual issue rate	2.40%
Issue date	Feb. 28, 2018
Maturity date	Aug. 29, 2018
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 6,894
Annual issue rate	2.60%
Issue date	Feb. 28, 2018
Maturity date	Feb. 25, 2019
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 13,780
Annual issue rate	2.30%
Issue date	Mar. 02, 2018
Maturity date	Jul. 02, 2018
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 4,489
Annual issue rate	2.30%
Issue date	Mar. 05, 2018
Maturity date	Jul. 06, 2018
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 18,080
Annual issue rate	2.22%
Issue date	Mar. 07, 2018
Maturity date	Jun. 05, 2018
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 1,747
Annual issue rate	2.25%
Issue date	Mar. 13, 2018
Maturity date	Jun. 11, 2018
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 3,006
Annual issue rate	2.45%
Issue date	Mar. 14, 2018
Maturity date	Sep. 11, 2018
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 606
Annual issue rate	2.60%
Issue date	Mar. 15, 2018
Maturity date	Dec. 14, 2018
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 605
Annual issue rate	2.60%
Issue date	Mar. 29, 2018
Maturity date	Sep. 28, 2018
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 60,343
Annual issue rate	2.60%
Issue date	Apr. 05, 2018
Maturity date	Sep. 04, 2018
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 30,254
Annual issue rate	2.50%
Issue date	Apr. 06, 2018
Maturity date	Aug. 01, 2018
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 1,743
Annual issue rate	2.40%
Issue date	Apr. 10, 2018
Maturity date	Aug. 09, 2018
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 8,918
Annual issue rate	2.75%
Issue date	Apr. 13, 2018
Maturity date	Apr. 12, 2019
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 8,946
Annual issue rate	2.75%
Issue date	Apr. 17, 2018
Maturity date	Apr. 16, 2019
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 19,046
Annual issue rate	2.36%
Issue date	May 08, 2018
Maturity date	Aug. 08, 2018
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 31,665
Annual issue rate	2.38%
Issue date	May 09, 2018
Maturity date	Aug. 07, 2018
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 1,873
Annual issue rate	2.37%
Issue date	May 10, 2018
Maturity date	Aug. 08, 2018
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 12,250
Annual issue rate	2.36%
Issue date	May 14, 2018
Maturity date	Aug. 15, 2018
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 18,968
Annual issue rate	2.70%
Issue date	Jun. 11, 2018
Maturity date	Apr. 01, 2019
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 28,973
Annual issue rate	2.42%
Issue date	Jun. 13, 2018
Maturity date	Jul. 24, 2018
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 15,991
Annual issue rate	2.45%
Issue date	Jun. 19, 2018
Maturity date	Sep. 20, 2018
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 12,778
Annual issue rate	2.41%
Issue date	Jun. 20, 2018
Maturity date	Sep. 20, 2018
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 31,944
Annual issue rate	2.45%
Issue date	Jun. 20, 2018
Maturity date	Oct. 03, 2018
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 3,194
Annual issue rate	2.65%
Issue date	Jun. 20, 2018
Maturity date	Feb. 13, 2019
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 3,885
Annual issue rate	2.50%
Issue date	Jun. 22, 2018
Maturity date	Nov. 23, 2018
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 19,495
Annual issue rate	2.20%
Issue date	Jun. 28, 2018
Maturity date	Jul. 27, 2018
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 4,875
Annual issue rate	2.30%
Issue date	Jul. 03, 2018
Maturity date	Sep. 11, 2018
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 29,556
Annual issue rate	2.30%
Issue date	Jul. 06, 2018
Maturity date	Sep. 10, 2018
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 62,079
Annual issue rate	2.45%
Issue date	Jul. 17, 2018
Maturity date	Oct. 17, 2018
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 32,729
Annual issue rate	2.45%
Issue date	Jul. 24, 2018
Maturity date	Oct. 22, 2018
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 19,283
Annual issue rate	2.45%
Issue date	Jul. 27, 2018
Maturity date	Oct. 29, 2018
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 31,919
Annual issue rate	2.50%
Issue date	Jul. 30, 2018
Maturity date	Nov. 29, 2018
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 16,039
Annual issue rate	2.52%
Issue date	Aug. 01, 2018
Maturity date	Dec. 06, 2018
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 25,787
Annual issue rate	2.50%
Issue date	Aug. 02, 2018
Maturity date	Dec. 06, 2018
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 10,859
Annual issue rate	2.47%
Issue date	Aug. 07, 2018
Maturity date	Dec. 14, 2018
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 3,238
Annual issue rate	2.46%
Issue date	Aug. 09, 2018
Maturity date	Dec. 14, 2018
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 17,070
Annual issue rate	2.53%
Issue date	Aug. 31, 2018
Maturity date	Dec. 28, 2018
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 6,929
Annual issue rate	2.58%
Issue date	Sep. 04, 2018
Maturity date	Feb. 06, 2019
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 34,646
Annual issue rate	2.57%
Issue date	Apr. 09, 2018
Maturity date	Apr. 01, 2019
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 4,902
Annual issue rate	2.24%
Issue date	Sep. 07, 2018
Maturity date	Oct. 09, 2018
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 34,525
Annual issue rate	2.25%
Issue date	Sep. 07, 2018
Maturity date	Oct. 09, 2018
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 1,742
Annual issue rate	2.23%
Issue date	Sep. 10, 2018
Maturity date	Oct. 09, 2018
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 3,484
Annual issue rate	2.65%
Issue date	Sep. 10, 2018
Maturity date	Mar. 11, 2019
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 6,026
Annual issue rate	2.45%
Issue date	Sep. 11, 2018
Maturity date	Dec. 06, 2018
Bofa Merrill Lynch [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 18,421
Annual issue rate	2.62%
Issue date	Sep. 14, 2018
Maturity date	Mar. 01, 2019
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 33,464
Annual issue rate	2.48%
Issue date	Sep. 20, 2018
Maturity date	Dec. 20, 2018
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 1,322
Annual issue rate	2.70%
Issue date	Oct. 03, 2018
Maturity date	Apr. 05, 2019
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 13,591
Annual issue rate	2.78%
Issue date	Oct. 12, 2018
Maturity date	Apr. 25, 2019
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 6,694
Annual issue rate	2.55%
Issue date	Oct. 16, 2018
Maturity date	Jan. 16, 2019
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 6,713
Annual issue rate	2.50%
Issue date	Oct. 17, 2018
Maturity date	Jan. 04, 2019
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 34,208
Annual issue rate	2.65%
Issue date	Oct. 23, 2018
Maturity date	Jan. 22, 2019
Citibank N.A. [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 20,483
Annual issue rate	2.84%
Issue date	Dec. 11, 2018
Maturity date	Mar. 11, 2019
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 2,236
Annual issue rate	2.90%
Issue date	Dec. 12, 2018
Maturity date	Apr. 12, 2019
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 34,555
Annual issue rate	2.67%
Issue date	Dec. 20, 2018
Maturity date	Feb. 19, 2019
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 10,466
Annual issue rate	2.97%
Issue date	Dec. 27, 2018
Maturity date	May 02, 2019
Wells Fargo Bank [Member]
Statement Line Items [Line Items]
Currency	USD
Amount	$ 6,977
Annual issue rate	2.97%
Issue date	Dec. 27, 2018
Maturity date	Apr. 29, 2019
Short-term Bonds [Member]
Statement Line Items [Line Items]
Amount	$ 940,720